LOANS RECEIVABLE, NET - Movement of allowance for uncollectible loans receivable (Details)	12 Months Ended
	Mar. 31, 2021 USN ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
LOANS RECEIVABLE, NET
Beginning balance	$ 15,017,029	$ 15,017,029	$ 1,083,385
Provision for allowance of uncollectible loans receivable		22,159,416	14,225,450
Foreign currency translation adjustments		1,995,696	(291,806)
Ending balance	$ 39,172,141	$ 39,172,141	$ 15,017,029